Distribution Date:	07/17/26	JPMBB Commercial Mortgage Securities Trust
Determination Date:	07/13/26
Next Distribution Date:	08/17/26
Record Date:	06/30/26	Commercial Mortgage Pass-Through Certificates
Series 2013-C14

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	15		Attention: JPMBB 2013-C14 Transaction Manager	notices@pentalphasurveillance.com
Historical Detail	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20
Modified Loan Detail	21
Historical Liquidated Loan Detail	22
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46640LAA0	1.260400%	80,032,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46640LAB8	3.019300%	278,327,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46640LAC6	4.095700%	75,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46640LAD4	4.036140%	288,526,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	46640LAE2	3.760700%	81,821,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46640LAH5	4.036140%	80,371,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.00%
B	46640LAJ1	4.036140%	76,065,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	16.38%
C	46640LAK8	4.036140%	45,926,000.00	19,464,742.61	355,576.75	65,468.68	0.00	0.00	421,045.43	19,109,165.86	86.62%	12.38%
D	46640LAN2	4.036140%	53,102,000.00	53,102,000.00	0.00	111,955.79	0.00	0.00	111,955.79	53,102,000.00	49.44%	7.75%
E	46640LAQ5	4.036140%	11,482,000.00	11,482,000.00	0.00	0.00	0.00	0.00	0.00	11,482,000.00	41.40%	6.75%
F	46640LAS1	3.598000%	12,916,000.00	12,916,000.00	0.00	0.00	0.00	0.00	0.00	12,916,000.00	32.35%	5.63%
G	46640LAU6	3.598000%	22,963,000.00	22,963,000.00	0.00	0.00	0.00	0.00	0.00	22,963,000.00	16.28%	3.63%
NR	46640LAW2	3.598000%	41,620,829.00	23,245,337.87	0.00	0.00	0.00	0.00	0.00	23,245,337.87	0.00%	0.00%
LP	NA	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46640LAY8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,148,151,929.00	143,173,080.48	355,576.75	177,424.47	0.00	0.00	533,001.22	142,817,503.73

X-A	46640LAF9	4.036140%	884,077,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	46640LAL6	0.438140%	77,499,829.00	59,124,337.87	0.00	21,587.27	0.00	0.00	21,587.27	59,124,337.87
Notional SubTotal			961,576,829.00	59,124,337.87	0.00	21,587.27	0.00	0.00	21,587.27	59,124,337.87

Deal Distribution Total					355,576.75	199,011.74	0.00	0.00	554,588.49

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46640LAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46640LAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46640LAC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46640LAD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	46640LAE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46640LAH5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	46640LAJ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	46640LAK8	423.82838937	7.74238449	1.42552541	0.00000000	0.00000000	0.00000000	0.00000000	9.16790990	416.08600488
D	46640LAN2	1,000.00000000	0.00000000	2.10831588	1.25513408	1.54730387	0.00000000	0.00000000	2.10831588	1,000.00000000
E	46640LAQ5	1,000.00000000	0.00000000	0.00000000	3.36344975	6.83912559	0.00000000	0.00000000	0.00000000	1,000.00000000
F	46640LAS1	1,000.00000000	0.00000000	0.00000000	2.99833308	47.32383555	0.00000000	0.00000000	0.00000000	1,000.00000000
G	46640LAU6	1,000.00000000	0.00000000	0.00000000	2.99833341	83.95333537	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46640LAW2	558.50251974	0.00000000	0.00000000	1.67457669	87.47460244	0.00000000	0.00000000	0.00000000	558.50251974
LP	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46640LAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46640LAF9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-C	46640LAL6	762.89636549	0.00000000	0.27854603	0.00000000	0.00000000	0.00000000	0.00000000	0.27854603	762.89636549

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	06/01/26 - 06/30/26	30	0.00	21,587.27	0.00	21,587.27	0.00	0.00	0.00	21,587.27	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	06/01/26 - 06/30/26	30	0.00	65,468.68	0.00	65,468.68	0.00	0.00	0.00	65,468.68	0.00
D	06/01/26 - 06/30/26	30	15,514.80	178,605.91	0.00	178,605.91	66,650.13	0.00	0.00	111,955.79	82,164.93
E	06/01/26 - 06/30/26	30	39,907.71	38,619.13	0.00	38,619.13	38,619.13	0.00	0.00	0.00	78,526.84
F	06/01/26 - 06/30/26	30	572,508.19	38,726.47	0.00	38,726.47	38,726.47	0.00	0.00	0.00	611,234.66
G	06/01/26 - 06/30/26	30	1,858,969.71	68,850.73	0.00	68,850.73	68,850.73	0.00	0.00	0.00	1,927,820.44
NR	06/01/26 - 06/30/26	30	3,571,068.20	69,697.27	0.00	69,697.27	69,697.27	0.00	0.00	0.00	3,640,765.47
Totals			6,057,968.61	481,555.46	0.00	481,555.46	282,543.73	0.00	0.00	199,011.74	6,340,512.34

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	554,588.49
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	482,888.17	Master Servicing Fee	281.09
Interest Reductions due to Nonrecoverability Determination	(260,059.00)	Certificate Administration Fee	467.70
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	59.66
ARD Interest	0.00	Trust Advisor Fee	208.79
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	222,829.17	Total Fees	1,017.24

Principal		Expenses/Reimbursements
Scheduled Principal	355,576.75	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	22,800.19
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	355,576.75	Total Expenses/Reimbursements	22,800.19

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	199,011.74
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	355,576.75
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	554,588.49
Total Funds Collected	578,405.92	Total Funds Distributed	578,405.92

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	143,173,080.48	143,173,080.48	Beginning Certificate Balance	143,173,080.48
(-) Scheduled Principal Collections	355,576.75	355,576.75	(-) Principal Distributions	355,576.75
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	142,817,503.73	142,817,503.73	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	143,870,013.34	143,870,013.34	Ending Certificate Balance	142,817,503.73
Ending Actual Collateral Balance	143,514,436.59	143,514,436.59

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	231,574.68	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	231,574.68	0.00	Net WAC Rate	4.04%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$9,999,999 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	3	142,817,503.73	100.00%	(36)	4.0475	0.619654
$10,000,000 to $19,999,999	1	15,186,681.25	10.63%	(35)	5.1900	0.530000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
$20,000,000 to $34,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
$35,000,000 to $49,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
$50,000,000 to $99,999,999	2	127,630,822.48	89.37%	(36)	3.9116	0.630322	1.61 to 1.75	0	0.00	0.00%	0	0.0000	0.000000
$100,000,000 or Greater	0	0.00	0.00%	0	0.0000	0.000000	1.76 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
Totals	3	142,817,503.73	100.00%	(36)	4.0475	0.619654	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
							2.26 or Greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	3	142,817,503.73	100.00%	(36)	4.0475	0.619654
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Missouri	1	15,186,681.25	10.63%	(35)	5.1900	0.530000
							Office	1	15,186,681.25	10.63%	(35)	5.1900	0.530000
Nevada	1	67,108,787.60	46.99%	(36)	3.9635	0.820000
							Retail	2	127,630,822.48	89.37%	(36)	3.9116	0.630322
Wisconsin	1	60,522,034.88	42.38%	(37)	3.8540	0.420000
							Totals	3	142,817,503.73	100.00%	(36)	4.0475	0.619654
Totals	3	142,817,503.73	100.00%	(36)	4.0475	0.619654

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.00000% or less	2	127,630,822.48	89.37%	(36)	3.9116	0.630322	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.30000%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.30001% to 4.55000%	0	0.00	0.00%	0	0.0000	0.000000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.55001% to 4.75000%	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75001% to 4.95000%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	3	142,817,503.73	100.00%	(36)	4.0475	0.619654
	4.95001% to 5.15000%	0	0.00	0.00%	0	0.0000	0.000000	Totals	3	142,817,503.73	100.00%	(36)	4.0475	0.619654
	5.15001% to 5.35000%	1	15,186,681.25	10.63%	(35)	5.1900	0.530000
	5.35001 or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	142,817,503.73	100.00%	(36)	4.0475	0.619654
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	3	142,817,503.73	100.00%	(36)	4.0475	0.619654	299 Months or Less	3	142,817,503.73	100.00%	(36)	4.0475	0.619654
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	300 to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
	85 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	142,817,503.73	100.00%	(36)	4.0475	0.619654	Totals	3	142,817,503.73	100.00%	(36)	4.0475	0.619654
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	3	142,817,503.73	100.00%	(36)	4.0475	0.619654			No outstanding loans in this group
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	142,817,503.73	100.00%	(36)	4.0475	0.619654
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 25

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30305542	RT	Las Vegas	NV	Actual/360	3.963%	222,829.17	355,576.75	0.00	N/A	07/01/23	07/01/26	67,464,364.35	67,108,787.60	07/01/26
5	30305076	RT	Greendale	WI	Actual/360	3.854%	0.00	0.00	0.00	N/A	06/06/23	--	60,522,034.88	60,522,034.88	06/06/24
18	30305546	OF	St Louis	MO	Actual/360	5.190%	0.00	0.00	0.00	N/A	08/01/23	--	15,186,681.25	15,186,681.25	04/01/26
Totals							222,829.17	355,576.75	0.00				143,173,080.48	142,817,503.73
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	10,294,510.07	2,278,162.93	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,679,552.04	3,629,156.48	04/01/25	03/31/26	09/11/25	42,993,564.56	580,571.48	(563.36)	825,506.60	0.00	0.00
18	1,132,069.60	0.00	--	--	09/11/25	3,537,483.55	15,794.37	(141.36)	203,473.75	335,624.77	0.00
Totals	15,106,131.71	5,907,319.41				46,531,048.11	596,365.85	(704.72)	1,028,980.35	335,624.77	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/26	0	0.00	0	0.00	0	0.00	1	60,522,034.88	0	0.00	0	0.00	0	0.00	0	0.00	4.047518%	4.035848%	(36)
06/17/26	0	0.00	0	0.00	0	0.00	1	60,522,034.88	0	0.00	0	0.00	0	0.00	0	0.00	4.047310%	4.035640%	(35)
05/15/26	0	0.00	0	0.00	0	0.00	1	60,522,034.88	0	0.00	0	0.00	0	0.00	0	0.00	4.047439%	4.035769%	(34)
04/17/26	0	0.00	0	0.00	0	0.00	1	60,522,034.88	0	0.00	0	0.00	0	0.00	0	0.00	4.047579%	4.035909%	(33)
03/17/26	0	0.00	0	0.00	0	0.00	1	60,522,034.88	0	0.00	0	0.00	0	0.00	0	0.00	4.047705%	4.036035%	(32)
02/18/26	0	0.00	0	0.00	0	0.00	1	60,522,034.88	0	0.00	0	0.00	0	0.00	0	0.00	4.047868%	4.036198%	(31)
01/16/26	0	0.00	0	0.00	0	0.00	1	60,522,034.88	0	0.00	0	0.00	0	0.00	0	0.00	4.047991%	4.036321%	(30)
12/17/25	0	0.00	0	0.00	0	0.00	1	60,522,034.88	0	0.00	0	0.00	0	0.00	0	0.00	4.048112%	4.036442%	(29)
11/18/25	0	0.00	0	0.00	0	0.00	1	60,522,034.88	0	0.00	0	0.00	0	0.00	0	0.00	4.048245%	4.036575%	(28)
10/20/25	0	0.00	0	0.00	0	0.00	1	60,522,034.88	0	0.00	0	0.00	0	0.00	0	0.00	4.048364%	4.036694%	(27)
09/17/25	0	0.00	0	0.00	0	0.00	1	60,522,034.88	0	0.00	0	0.00	0	0.00	0	0.00	4.048494%	4.036824%	(26)
08/15/25	0	0.00	0	0.00	0	0.00	1	60,522,034.88	0	0.00	0	0.00	0	0.00	0	0.00	4.048609%	4.036939%	(25)
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	30305076	06/06/24	24	5	(563.36)	825,506.60	26.00	61,133,679.60	07/03/20	13		12/16/20
18	30305546	04/01/26	2	5	(141.36)	203,473.75	395,716.75	15,271,969.39	05/09/23	13
Totals					(704.72)	1,028,980.35	395,742.75	76,405,648.99
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		142,817,504	67,108,788	15,186,681		60,522,035
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-26	142,817,504	67,108,788	0	15,186,681	60,522,035	0
Jun-26	143,173,080	67,464,364	0	15,186,681	60,522,035	0
May-26	143,561,686	67,811,329	0	15,228,322	60,522,035	0
Apr-26	143,958,597	83,436,563	0	0	60,522,035	0
Mar-26	144,344,442	83,822,407	0	0	60,522,035	0
Feb-26	144,758,216	68,875,259	0	0	75,882,957	0
Jan-26	145,141,248	84,619,213	0	0	60,522,035	0
Dec-25	145,522,933	85,000,899	0	0	60,522,035	0
Nov-25	145,913,171	85,391,136	0	0	0	60,522,035
Oct-25	146,292,144	85,770,109	0	0	0	60,522,035
Sep-25	146,679,765	86,157,730	0	0	0	60,522,035
Aug-25	147,056,043	86,534,008	0	0	0	60,522,035
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	30305542	67,108,787.60	67,108,787.60	112,000,000.00	07/27/23	2,122,815.18	0.82000	03/31/26	07/01/23	143
5	30305076	60,522,034.88	61,133,679.60	45,000,000.00	07/12/25	2,956,544.48	0.42000	03/31/26	06/06/23	204
18	30305546	15,186,681.25	15,271,969.39	13,000,000.00	08/06/25	700,894.60	0.53000	12/31/25	08/01/23	204
Totals		142,817,503.73	143,514,436.59	170,000,000.00		5,780,254.26

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	30305542	RT	NV	06/16/26	98

The loan transferred to Special Servicing on 6/06/2026 due to the Borrower stating that they were not going to be able to pay the loan off at maturity. Midland issued a prenegotiation letter to the borrower and if was returned executed on

7/6/2026. They loan matured on 7/1/2026 and the Borrower has requested to discuss a potential modification of the loan. Midland is awaiting a proposal from the Borrower, while working on engaging counsel to start enforcement actions.

5	30305076	RT	WI	07/03/20	13

Loan transferred to Special Servicing on 07/03/20 for imminent monetary payment default. The loan is secured by a 560,000 sf portion of a 1.2 million SF regional mall in Greendale, WI, a suburb of Milwaukee. Foreclosure was filed on 12/16/20 and a receive r was appointed on 12/17/2020. The Village of Greendale has purchased a neighboring property (former Bon Ton store) and has plans to sell it to a developer to construct a Class A apartment complex next to the collateral, construction has commenced. The receiver (through JLL brokerage firm) listed the property for sale in March 2026, offers have been received, and negotiations on the PSA with the top buyer are in process.

18	30305546	OF	MO	05/09/23	13

Loan transferred to special servicing on 5/9/2023 for Imminent Monetary Default (Balloon/Maturity Default). The subject property is a 423,634/sf office tower consisting of 22 floors located in downtown St. Louis. The office tower encompasses an entire ci ty block and is situated on a 1.5-acre parcel of land. The loan matured on 8/1/2023 and the borrower requested a loan extension but did not accept the extension terms provided to them. Trident Pacific was appointed as the Receiver on

10/31/2023. Colliers engaged as property manager and leasing agent. Leasing efforts are ongoing. New restaurant tenant has executed lease and is initial phase of building out their space Leasing team still working on adding additional tenants.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 25

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	30305542	0.00	3.96350%	0.00	3.96350%	1	02/12/24	02/12/24	02/28/24
25	30305564	10,608,155.92	5.34500%	10,608,155.92	5.34500%	8	06/01/20	04/06/20	06/09/20
32	30305540	6,994,014.15	5.19250%	6,994,014.15	5.19250%	8	07/10/20	04/01/20	07/13/20
32	30305540	6,909,224.40	5.19250%	6,909,224.40	5.19250%	8	10/23/20	09/01/20	10/26/20
32	30305540	0.00	5.19250%	0.00	5.19250%	10	08/01/23	08/01/23	09/28/23
32	30305540	0.00	5.19250%	0.00	5.19250%	10	10/01/23	10/01/23	11/15/23
Totals		10,608,155.92		10,608,155.92
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	30305535	07/17/18	45,789,425.12	77,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
13	30305534	02/18/21	21,631,269.96	5,000,000.00	6,088,271.33	1,463,311.29	6,088,271.33	4,624,960.04	17,006,309.92	0.00	116,520.64	16,889,789.28	64.58%
25	30305564	06/17/24	9,128,987.34	20,300,000.00	13.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
30	30305566	07/17/23	7,777,868.42	13,700,000.00	8,778,304.95	1,513,469.68	8,778,304.95	7,264,835.27	513,033.15	0.00	0.00	513,033.15	5.40%
36	30305570	06/17/21	5,540,936.11	4,225,000.00	5,330,502.43	536,079.06	5,330,502.43	4,794,423.37	746,512.74	0.00	51,506.09	695,006.65	10.37%
40	30305574	06/17/21	3,800,475.76	6,200,000.00	4,500,000.00	699,577.02	4,500,000.00	3,800,422.98	52.78	0.00	(46,035.25)	46,088.03	0.88%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			93,668,962.71	126,625,000.00	24,697,092.29	4,212,437.05	24,697,078.71	20,484,641.66	18,265,908.59	0.00	121,991.48	18,143,917.11

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	01/17/25	703.60	0.00	0.00	0.00	0.00	703.60	0.00	0.00	703.60
8	30305535	07/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	30305534	05/17/22	0.00	0.00	16,889,789.28	0.00	0.00	(202,487.85)	0.00	0.00	16,889,789.28
		02/17/22	0.00	0.00	17,092,277.13	0.00	0.00	85,967.21	0.00	0.00
		02/18/21	0.00	0.00	17,006,309.92	0.00	0.00	17,006,309.92	0.00	0.00
25	30305564	06/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	30305566	07/17/23	0.00	0.00	513,033.15	0.00	0.00	513,033.15	0.00	0.00	513,033.15
36	30305570	06/17/24	0.00	0.00	695,006.65	0.00	0.00	1,620.45	0.00	0.00	695,006.65
		05/17/22	0.00	0.00	693,386.20	0.00	0.00	(51,710.66)	0.00	0.00
		12/17/21	0.00	0.00	745,096.86	0.00	0.00	(27,606.89)	0.00	0.00
		08/17/21	0.00	0.00	772,703.75	0.00	0.00	26,191.01	0.00	0.00
		06/17/21	0.00	0.00	746,512.74	0.00	0.00	746,512.74	0.00	0.00
40	30305574	03/17/22	0.00	0.00	46,088.03	0.00	0.00	41.00	0.00	0.00	46,088.03
		02/17/22	0.00	0.00	46,047.03	0.00	0.00	45,994.25	0.00	0.00
		06/17/21	0.00	0.00	52.78	0.00	0.00	52.78	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			703.60	0.00	18,143,917.11	0.00	0.00	18,144,620.71	0.00	0.00	18,144,620.71

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	7,027.54	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	12,608.76	0.00	0.00	0.00	0.00	194,376.60	0.00	0.00	0.00	0.00
18	0.00	0.00	3,163.89	0.00	0.00	0.00	0.00	65,682.40	0.00	0.00	0.00	0.00
Total	0.00	0.00	22,800.19	0.00	0.00	0.00	0.00	260,059.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		282,859.19

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Supplemental Notes
None

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